Related Party Transactions	12 Months Ended
Jan. 31, 2020
Related Party Transactions
RELATED PARTY TRANSACTIONS

5. RELATED PARTY TRANSACTIONS

The statements of (loss) earnings for the years ended January 31, 2019 and 2018 include an allocation of general corporate expenses from KLX. These costs were allocated to the Company on a systematic and reasonable basis utilizing a direct usage basis when identifiable, with the remainder allocated on the basis of revenue generated, costs incurred, headcount or other measures.

Allocations for general corporate expenses, including management costs and corporate support services provided to the Company, totaled $16.6 and $18.7 for the years ended January 31, 2019 up through the date of the Spin-Off and 2018, respectively, and were reported in the Company’s selling, general and administrative expenses on its consolidated statements of (loss) earnings. These amounts include costs for allocations related to Former Parent’s strategic alternatives review process in the first quarter of Fiscal 2018, the Company’s Spin-Off process in the second and third quarters of Fiscal 2018 as well as for functions including executive management, finance, legal, information technology, human resources, employee benefits administration, treasury, risk management, procurement and other shared services.

In connection with the consummation of the Spin-Off, KLX Energy Services entered into a number of agreements with KLX, including a transition services agreement, distribution agreement, an employee matters agreement and an Intellectual Property (“IP”) matters agreement. Those agreements governed the relationship between the Company and KLX and provided for the allocation between us and KLX of various assets, liabilities and obligations (including employee benefits, information technology and insurance). All services under the transition services agreement with Former Parent were terminated prior to January 31, 2019, and amounts under such agreement were not material for the year ended January 31, 2019.